Note 10 - Deposits	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

10.           Deposits

Deposits consist of the following:

	2012	2011
Demand
Non-interest bearing	$152,334,759	$105,470,543
Interest bearing	211,475,765	201,987,751
Savings	202,261,035	176,198,907
Time	141,617,916	140,205,284
	$707,689,475	$623,862,485

At December 31, 2012, time deposits have contractual maturities as follows:

Year	Amount
2013	$82,529,124
2014	26,438,280
2015	12,191,851
2016	10,340,849
2017	10,117,812
$141,617,916

Individual time deposits in amounts of $100,000 or greater amounted to $72,248,706 and $70,588,990 at December 31, 2012 and 2011, respectively.  As of December 31, 2012, time certificates of deposit in amounts of $100,000 or more have remaining maturities as follows:

Maturity Range	Amount
Three months or less	$9,056,166
Over three months through six months	12,170,788
Over six months through twelve months	20,208,987
Over twelve months	30,812,765
$72,248,706